Schedule I - Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2023
Schedule I - Parent Company Only Condensed Financial Information
Schedule I - Parent Company Only Condensed Financial Information

Schedule I - Parent Company Only Condensed Financial Information

The condensed financial statements of Latam Logistic Properties, S.A., the parent company of the Group (the “Parent Company”), have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X, as the restricted net assets of the subsidiaries of LLP exceed 25% of the consolidated net assets of the Group. The ability of the Parent Company’s operating subsidiaries to pay dividends may be restricted due to certain clauses in the subsidiaries’ debt agreements and legal reserve requirements.

The condensed financial statements of the Parent Company have been prepared using the same IFRS accounting principles and policies described in the other notes to the consolidated financial statements. The Parent Company accounts for its investment in subsidiaries using the cost less accumulated impairments method. The Parent Company received a dividend from its subsidiaries during the year ended December 31, 2023. The Parent Company did not receive any dividends from its subsidiaries during the years ended December 31, 2022 and 2021. These condensed financial statements should be read in conjunction with the Group’s consolidated financial statements and related notes thereto.

LATAM LOGISTIC PROPERTIES, S.A. (Parent Company Only)

CONDENSED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE Income (Loss)

(in U.S. Dollars)

	For the years ended December 31,
	2023	2022	2021
Dividend income	$18,210,046	$—	$—
General and administrative	(2,878,896)	(498,457)	(429,990)
Interest income from affiliates	694,628	632,490	626,047
Financing costs	(718,844)	(1,226,265)	(584,487)
Transaction-related costs	(6,128,965)	—	—
Other income (expense), net	61,530	(4,875)	(1,187,272)
Income (loss) before taxes	9,239,499	(1,097,107)	(1,575,702)
Income tax expense	(2,745,090)	—	—
Comprehensive income (loss)	$6,494,409	$(1,097,107)	$(1,575,702)

LATAM LOGISTIC PROPERTIES, S.A. (Parent Company Only)

CONDENSED STATEMENTS OF FINANCIAL POSITION

(in U.S. Dollars)

	As of December 31,
	2023	2022
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$788,008	$2,823,003
Due from subsidiaries and affiliated companies	9,463,164	9,055,658
Other current assets	11,454	23,315
Total current assets	10,262,626	11,901,976

NON-CURRENT ASSETS:
Investments in subsidiaries	168,496,857	166,927,780
Restricted cash equivalent	—	1,205,162
Property and equipment, net	46,767	64,394
Total non-current assets	168,543,624	168,197,336

TOTAL ASSETS	$178,806,250	$180,099,312

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued expenses	$5,086,924	$336,055
Due to subsidiaries and affiliated companies	2,459,935	—
Long term debt - current portion	—	14,998,275
Total current liabilities	7,546,859	15,334,330

TOTAL LIABILITIES	7,546,859	15,334,330

EQUITY:
Total equity	171,259,391	164,764,982

TOTAL LIABILITIES AND EQUITY	$178,806,250	$180,099,312

LATAM LOGISTIC PROPERTIES, S.A. (Parent Company Only)

CONDENSED STATEMENTS OF CASH FLOWS

(in U.S. Dollars)

	For the years ended December 31,
	2023	2022	2021
Cash flows from operating activities:
Gain (loss) for the year	$6,494,409	$(1,097,107)	$(1,575,702)
Adjustments:
Depreciation and amortization	17,627	12,607	11,133
Financing costs	718,844	1,226,265	584,487
Interest income from subsidiaries and affiliated companies	694,628	632,490	626,047
Income tax expense	2,745,090	—	—
Working capital adjustments:
Decrease in other current assets:	11,860	21,149	481,608
Increase (decrease) in accounts payable and accrued expenses	4,812,824	(118,149)	392,249
Increase in due to subsidiaries and affiliated companies	104,935	—	—
Income tax paid	(2,745,090)	—	—
Net cash generated by operating activities	$12,855,127	$677,255	$519,822

Cash flows from investing activities:
Increase in equity investment in subsidiaries	$(1,569,077)	$(2,822,487)	$(11,735,281)
Purchases of property and equipment	—	(25,100)	(63,034)
Increase in loans to subsidiaries and affiliated companies	(1,102,134)	(800,973)	(4,228,344)
Restricted cash equivalent	1,205,162	594,838	3,884,868
Net cash used in investing activities	$(1,466,049)	$(3,053,722)	$(12,141,791)

Cash flows from financing activities:
Long-term debt borrowing	—	—	15,000,000
Repayment of long-term debt	(14,998,275)	—	—
Increase in loans from subsidiaries and affiliated companies	2,355,000	—	—
Cash paid for raising debt	—	(5,175)	(196,785)
Interest paid	(780,798)	(1,102,499)	(446,063)
Net cash (used) provided by financing activities	$(13,424,073)	$(1,107,674)	$14,357,152

Net decrease in cash and cash equivalents	(2,034,995)	(3,484,141)	2,735,183
Cash and cash equivalents at the beginning of year	2,823,003	6,307,144	3,571,961
Cash and cash equivalents at the end of year	$788,008	$2,823,003	$6,307,144

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